SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT AND GEOGRAPHICAL INFORMATION
Summary of reportable segment information

	2014	2013	2012
Revenues
United States	$741,869	$666,776	$644,900
Canada	197,769	196,479	192,196
Eliminations	(4,887)	(5,134)	(3,092)

Total	$934,751	$858,121	$834,004

Interest expense
United States	$236,835	$209,435	$202,208
Canada	54,480	53,021	54,957
Eliminations	(4,887)	(5,134)	(3,092)

Total	$286,428	$257,322	$254,073

Segment net income
United States	$186,611	$197,707	$152,854
Canada	72,639	68,633	60,727

Total	$259,250	$266,340	$213,581

Depreciation and amortization
United States	$108,074	$81,979	$76,145
Canada	34,778	33,113	32,757

Total	$142,852	$115,092	$108,902

Expenditures for equipment on operating leases
United States	$861,815	$501,599	$355,076
Canada	135,043	118,962	104,401

Total	$996,858	$620,561	$459,477

Provision (benefit) for credit losses
United States	$10,706	$(9,323)	$33,875
Canada	3,418	3,419	10,703

Total	$14,124	$(5,904)	$44,578

	2014	2013	2012
Segment assets
United States	$13,430,826	$12,536,638	$11,016,740
Canada	2,693,008	2,664,096	2,555,140
Eliminations	(214,269)	(214,030)	(225,351)

Total	$15,909,565	$14,986,704	$13,346,529

Managed receivables
United States	$10,708,704	$10,147,225	$8,849,079
Canada	2,175,865	2,151,226	2,052,884

Total	$12,884,569	$12,298,451	$10,901,963